Dear Fellow Shareholders:

Performance Review--We are pleased to report that the total return of the Fund based on market value was 3.4% for the third quarter of 2000, increasing year-to-date total return to 25.0%. By comparison, Lipper Analytical Services reports that the universe of utility funds it monitors returned an average of 10.6% year-to-date. Your Fund, and utilities in general, have outperformed the broad stock market averages year-to-date. For example, the Dow Jones Industrial Index and S&P 500 Index had negative total returns year-to-date of 6.3% and 1.4%, respectively. Barring adverse surprises during the fourth quarter, calendar 2000 could record one of the best performances ever for utilities.

A composite of the S&P Utilities Index and Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, showed a total return of 41.4% year-to-date. The Fund was structurally unable to replicate the favorable return shown by that index composite, largely due to the make up of the S&P Utilities Index. In the first place, seven companies comprise 50% of the index, a level of diversification not acceptable for your Fund. In the second place, those companies performed very well during the period despite relatively low income yields, whereas current income is the primary goal of your Fund. In the third place, the index also has a concentration in gas companies who benefited from the recent more than doubling in natural gas prices. A final factor benefiting the index is that companies with higher levels of business risk, as measured by an expanding portion of non-regulated activities, enjoyed higher returns.

During the third quarter of 2000, your Fund paid three monthly 6.5 cent per share dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or an 8.00% common stock dividend yield based on the September 29, 2000 closing price of $9.75 per share. That yield compares favorably with the quarter-end yield of 3.25% on the Dow Jones Utility Index and 2.96% on the S&P Utilities Index.

The long hot summer in California. The power markets in California gained national attention this summer when hot weather brought sharply higher prices to consumers, and led politicians and regulators to point fingers in every direction. In one memorable scene, one of the primary authors of the state's deregulation legislation, Senator Steve Peace, called on consumers to revolt and not pay their utility bills. Unfortunately, the notion that competition among electricity providers would result in lower prices to consumers has been sullied by the California experience. The doubling and more of electricity bills in southern California, along with the threat of blackouts and loss of high quality energy to reliability sensitive high tech industries, has given an ironic twist to the intended goal of utility competition. However, we believe that a closer look at the situation in California reveals that it is a unique experience. Many states are as far along in the deregulation process as California but have also created effective consumer protections and strong wholesale electric markets. The events in California have certainly slowed the pace of deregulation in some states, but we do not believe they have stopped it.

What went wrong in the state that likes to set trends? The law of supply and demand is the first step in understanding the situation. While population and economic growth have consistently increased the demand for electricity, there has not been a matching increase in generating facilities. California only produces 75% of the electricity demanded by its population, with the remainder imported from neighboring states. Utilities have been reluctant to build new generating facilities if they were unsure whether they would ever be able to earn their investment back. Furthermore, rigorous siting and environmental restrictions have made it difficult to build generating facilities in the state. Finally, the infrastructure (transmission lines) designed to carry electricity between states and regions has not enjoyed sufficient investment and expansion for years.

Mild summer temperatures for the past several years, along with abundant hydroelectric conditions, helped mask this growing imbalance in supply and demand. By contrast, this summer was marked by normal average temperatures, along with several prolonged spikes in temperature. At the same time, the price of natural gas (the fuel used for new generation in surrounding states) more than doubled to reach all-time highs.

As described so far, the California problem is attributable to nature and under-allocated state and corporate resources. However, the California deregulatory legislation and Public Utility Commission regulations misjudged electricity markets and exacerbated the problem. Under California's deregulation plan, utilities were required to sell their non-nuclear generating capacity and become, essentially, transmission and distribution companies. They could acquire power only through a state clearing facility called the Power Exchange. Utilities had no choice but take the price demanded from suppliers. They were also heavily incentivized not to procure supply ahead of time through "forward contracts," but to rely instead on "spot" market transactions. Prices charged to consumers were frozen until utilities had recovered their "stranded costs." A classic market squeeze had been inadvertently set up.

San Diego Gas & Electric, which had quickly recovered its stranded costs, was freed from its customer rate freeze and initially allowed to pass through the high costs caused by supply and demand and nature. The other two major, investor-owned California utilities, Pacific Gas & Electric and Southern California Edison, had not recovered their stranded costs and got caught between frozen consumer rates and skyrocketing power costs. Recent legislation, through a price cap mechanism, has put San Diego Gas & Electric into the same predicament. The result has been that the California utilities have built up large deferred power costs which need to be recovered. Investors have shunned these companies, since it is unclear how the costs will be recovered and how the market and regulatory rules will be structured in the future. Several proposals are circulating, and provisions have been made which likely will allow companies to recover losses incurred during this misstep in the competitive market. Responding to state pressure, the Federal Energy Regulatory Commission has initiated a study of the power markets with a special emphasis on California.

The California experience has shown the need for careful analysis of the regulatory environment in which utilities operate and their strategies for dealing with deregulation. But it has also highlighted the robust growth in demand for electricity and emphasized electricity's growing role in the new economy. It has also shown how some companies, such as the merchant generators, have been able to thrive as the markets slowly become deregulated. We do not expect that the California experience or energy price increases in natural gas or oil will kill the deregulation movement. What we do expect is that the process will be slowed in some states as other state legislatures and congress move more gradually down the road to deregulation.

Board of Directors Meeting: At the regular October Board of Directors meeting, the Board declared the following monthly dividend:

             Cents Per Share              Record Date                       Payable Date
             ---------------              -----------                       ------------
                6.5 cents                 November 30                       December 11

The Board next meets in December, when it will establish the year-end dividend, as well as the January and February dividends.

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan inasmuch as the Fund cannot communicate directly with those shareholders since the Fund does not have their name and address. Thus for those Fund shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. Direct deposit provides automatic and immediate access to your funds on the dividend payment date and eliminates the possibility of mail delays and lost or stolen checks. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York.

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
Claire V. Hansen, CFA
Chairman, Chief Executive Officer and President

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                               September 30, 2000
COMMON STOCKS--75.9%

                                                                      Market
                                                                      Value
 Shares      Company                                                 (Note 1)
 ------      -------                                              --------------

             [_] ELECTRIC--42.0%
   1,000,000 Allegheny Energy Inc..............................   $   38,187,500
   1,096,000 Dominion Resources................................       63,636,500
   1,265,000 DQE Incorporated..................................       50,758,125
   1,300,000 DTE Energy Co.....................................       49,725,000
   1,300,000 Duke Energy Corp..................................      111,475,000
   2,658,400 Edison International..............................       51,340,350
   1,593,400 Endesa S.A........................................       29,876,250
   1,005,000 Entergy Corp......................................       37,436,250
   1,600,100 FPL Group Inc.....................................      105,206,575
   1,000,000 Keyspan Corp......................................       40,125,000
     215,000 National Grid Group PLC ADR.......................        9,271,875
     770,000 National Grid Group PLC (United Kingdom)..........        6,676,597
   2,256,600 NiSource Inc......................................       55,004,625
   1,318,600 NSTAR.............................................       53,073,650
   1,120,000 Pinnacle West Capital Corp........................       56,980,000
   1,500,000 Reliant Energy Inc................................       69,750,000
     850,000 Scottish & Southern Energy (United Kingdom).......        6,936,724
     200,000 Scottish & Southern Energy ADR....................       16,322,660
   1,600,000 Scottish Power PLC ADR............................       48,100,000
   1,182,600 Sierra Pacific Resources..........................       21,286,800
   1,500,000 Southern Co.......................................       48,656,250
   1,800,000 Unicom Corp.......................................      101,137,500
   1,000,000 Xcel Energy Inc...................................       27,500,000
                                                                  --------------
                                                                   1,098,463,231

             [_] GAS--10.4%
     926,000 AGL Resources.....................................       18,577,875
   1,494,800 El Paso Energy Corp...............................       92,117,050
     400,000 National Fuel Gas Co..............................       22,425,000
     594,700 NICOR Inc.........................................       21,520,706
   2,050,000 Utilicorp United Inc..............................       53,043,750
   1,500,000 Williams Companies Inc............................       63,375,000
                                                                  --------------
                                                                     271,059,381

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                               September 30, 2000
     The accompanying note is an integral part of this financial statement.

                                                                      Market
                                                                      Value
 Shares      Company                                                 (Note 1)
 ------      -------                                              --------------

             [_] TELECOMMUNICATION--14.6%
   1,000,000 Alltell Corp......................................   $   52,187,500
   1,530,000 BellSouth Corp....................................       61,582,500
   2,137,230 SBC Communications Inc............................      106,861,500
     700,000 Swisscom AG ADR...................................       17,237,500
     900,000 Tele-Danmark A/S ADR..............................       25,312,500
     856,250 Telecom Corp. of New Zealand Interim ADR..........       17,125,000
     568,400 Telstra Corp. ADR.................................        9,236,500
     500,000 Telstra Corp. ADR PP..............................        3,937,500
   1,819,000 Verizon Communications............................       88,107,813
                                                                  --------------
                                                                     381,588,313

             [_] NON-UTILITY--8.9%
      80,000 Alexandria Real Estate Equities Inc...............        2,745,000
     258,600 Apartment Investment & Management Co..............       11,911,763
     200,000 Avalon Bay Communities Inc........................        9,537,500
     409,000 Boston Properties Inc.............................       17,561,437
      79,900 Camden Property Trust.............................        2,476,900
     347,400 CBL & Associates Properties Inc...................        8,706,712
     378,600 Centerpoint Properties Corporation................       17,439,263
     290,000 Chelsea GCA Realty Inc............................       10,186,250
     200,000 Developers Diversified Realty Corp................        2,575,000
     372,000 Duke-Weeks Realty Corp............................        8,974,500
     315,825 Equity Office Properties Trust....................        9,810,314
     200,000 Equity Residential Properties Trust...............        9,600,000
     269,000 Essex Property Trust Inc..........................       14,895,875
     278,100 First Industrial Realty Trust.....................        8,551,575
     250,000 General Growth Properties, Inc....................        8,046,875
     200,000 Kimco Realty Corp.................................        8,450,000
     215,000 Macerich Co.......................................        4,568,750
      95,000 Mack-Cali Realty Corp.............................        2,677,812
     370,600 ProLogis Trust....................................        8,801,750
     525,100 Reckson Associates Realty Corp....................       13,390,050
     171,545 Reckson Associates Realty Corp. Class B...........        4,438,727
     262,200 Smith Charles E. Residential Realty Inc...........       11,897,325
     271,100 Spieker Properties Inc............................       15,605,194

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                               September 30, 2000
     The accompanying note is an integral part of this financial statement.

                                                                      Market
                                                                      Value
 Shares      Company                                                 (Note 1)
 ------      -------                                              --------------
     100,000 Urban Shopping Centers Inc. .......................  $    4,750,000
      30,850 Vornado Operating Inc.* ...........................         175,459
     465,800 Vornado Realty Trust ..............................      17,292,825
                                                                  --------------
                                                                     235,066,856
                                                                  --------------
             Total Common Stocks (Cost--$1,635,450,088) ........   1,986,177,781
                                                                  --------------

PREFERRED STOCKS--5.9%

             [_] NON-UTILITY--1.0%
     500,000 Cox Communications Inc. 7% 8/16/02.................      26,750,000
                                                                  --------------
                                                                      26,750,000
             [_] UTILITY--4.9%
     175,000 Coastal Corp. 6 5/8% 8/16/02.......................       7,284,375
     700,000 Duke Capital Financing Trust III 8 3/8% 8/31/29 ...      17,587,500
     223,500 EIX Trust II Series B 6.60% 10/29/29...............       5,154,469
     550,000 MediaOne Group 7.00% 11/15/02......................      20,487,500
     500,000 NiSource Industries Inc. 7.75% 2/19/03 . ..........      24,000,000
     209,000 P P & L Capital Trust II 8.10% 7/01/27.............       5,068,250
     789,100 Texas Utilities Co. ...............................      36,841,106
     450,900 Utilicorp United Inc. 9 3/4% 11/16/02 .............      12,681,562
                                                                  --------------
                                                                     129,104,762
                                                                  --------------
             Total Preferred Stocks (Cost--$156,789,563) .......     155,854,762
                                                                  --------------

BONDS--19.9%

                                                    Ratings
                                           --------------------------
                                             Fitch
                                             IBCA,           Standard   Market
                                            Duff &             and      Value
  Par Value  Company                        Phelps   Moody's  Poor's   (Note 1)
  ---------  -------                       --------- ------- -------- ----------
             [_] ELECTRIC--10.8%
 $ 5,000,000 AES Ironwood Corp.
              8.857%, due 11/30/25.......  Not Rated  Baa3    BBB--    4,865,725
  23,101,000 Alabama Power Co.
              9%, due 12/01/24...........  AA--       A1      A+      24,062,903

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                               September 30, 2000
     The accompanying note is an integral part of this financial statement.

                                                     Ratings
                                            --------------------------
                                              Fitch
                                              IBCA,           Standard   Market
                                             Duff &             and      Value
 Par Value  Company                          Phelps   Moody's  Poor's   (Note 1)
 ---------  -------                         --------- ------- -------- ----------
 18,050,000 Comed Financing II
             8 1/2%, due 1/15/27.........   Not Rated  Baa3    BBB--   16,989,238
  7,500,000 Commonwealth Edison Co.
             9 7/8%, due 6/15/20.........   A--        Baa1    BBB+     8,192,752
  8,850,000 Commonwealth Edison Co.
             8 5/8%, due 2/01/22.........   A--        Baa1    BBB+     8,958,324
  5,000,000 Commonwealth Edison Co.
             8 3/8%, due 9/15/22.........   A--        Baa1    BBB+     5,032,955
 10,000,000 Commonwealth Edison Co.
             8 3/8%, due 2/15/23.........   A--        Baa1    BBB+    10,193,550
 24,000,000 Dominion Resources Capital
             Trust
             7.83%, due 12/01/27.........   Not Rated  Baa1    BBB--   21,405,744
  5,000,000 Gulf States Utilities
             8.94%, due 1/01/22..........   BBB        Baa3    BBB--    5,119,535
  8,800,000 Hydro--Quebec
             9 3/4%, due 1/15/18.........   AA--       A2      A+       9,220,534
  5,000,000 Illinois Power Co.
             7 1/2%, due 7/15/25.........   A--        Baa1    BBB+     4,665,210
  5,000,000 Louisiana Power & Light Co.
             8 3/4%, due 3/01/26.........   BBB+       Baa2    BBB      5,052,775
 15,000,000 New York State Electric & Gas
             Corp.
             9 7/8%, due 11/01/20........   A          A3      A       15,666,450
  4,000,000 New York State Electric & Gas
             Corp.
             8 7/8%, due 11/01/21........   A          A3      A        4,043,984
 27,580,000 Potomac Electric Power Co.
             9%, due 6/01/21.............   A+         A1      A       28,665,190
 10,000,000 Public Service Co. of
             Colorado
             8 3/4%, due 3/01/22.........   A          A3      A       10,160,650
 22,750,000 Puget Capital Trust
             8.231%, due 6/01/27.........   Not Rated  Baa2    BBB--   21,162,073
  3,000,000 Rochester Gas & Electric
             Corp.
             9 3/8%, due 4/01/21.........   A--        A3      A--      3,116,682
 13,000,000 Southern Co. Capital Trust
             8.14%, due 2/15/27..........   Not Rated  A3      BBB+    11,854,505
 27,830,000 Texas Utilities Electric Co.
             9 3/4%, due 5/01/21.........   A--        A3      BBB+    29,700,371
 12,000,000 UtiliCorp United Inc.
             8%, due 3/01/23.............   BBB        Baa3    BBB     11,422,416

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                               September 30, 2000
     The accompanying note is an integral part of this financial statement.

                                                  Ratings
                                         --------------------------
                                           Fitch
                                           IBCA,           Standard   Market
                                          Duff &             and       Value
 Par Value  Company                       Phelps   Moody's  Poor's   (Note 1)
 ---------  -------                      --------- ------- -------- -----------
  5,000,000 Virginia Electric & Power
             Co.
             8 5/8%, due 10/01/24.....   A+         A2      A         5,052,650
 17,700,000 Virginia Electric & Power
             Co.
             8 1/4%, due 3/01/25......   A+         A2      A        17,374,869
                                                                    -----------
                                                                    281,979,085
            [_] GAS--2.3%
  5,125,000 ANR Pipeline Co.
             9 5/8%, due 11/01/21.....   Not Rated  Baa1    BBB+      5,887,687
  5,000,000 KN Energy Inc.
             7 1/4%, due 3/01/28......   BBB--      Baa2    BBB--     4,566,095
 10,000,000 Phillips Petroleum Co.
             9.18%, due 9/15/21.......   BBB        Baa2    BBB      10,507,580
  5,000,000 Southern California Gas
             Co.
             8 3/4%, due 10/01/21.....   AA         A1      AA--      5,176,225
  6,488,000 Southern Union Co.
             7.60%, due 2/01/24.......   BBB+       Baa2    BBB+      5,999,142
  8,850,000 Southern Union Co.
             8 1/4%, due 11/15/29.....   BBB+       Baa2    BBB+      8,742,021
 10,000,000 TE Products Pipeline Co.
             7.51%, due 1/15/28.......   Not Rated  Baa2    BBB+      8,786,630
  9,000,000 Trans-Canada Pipeline
             9 1/8%, due 4/20/06......   Not Rated  A3      BBB       9,676,530
                                                                    -----------
                                                                     59,341,910
            [_] TELECOMMUNICATION--
             5.0%
 44,000,000 AT & T Corp.
             8.35%, due 1/15/25.......   AA--       A1      AA--     43,963,656
 12,000,000 GTE California Inc.
             8.07%, due 4/15/24.......   AA         AA3     A+       11,886,528
 16,625,000 GTE Corp.
             7.90%, due 2/01/27.......   A+         A2      A+       15,850,624
 13,750,000 New England Telephone &
             Telegraph
             9%, due 8/01/31..........   AA         Aa2     A+       14,419,034
 10,000,000 New York Telephone Co.
             7 5/8%, due 2/01/23......   AA         A1      A+        9,431,700

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                               September 30, 2000
     The accompanying note is an integral part of this financial statement.

                                                Ratings
                                       --------------------------
                                         Fitch
                                         IBCA,           Standard    Market
                                        Duff &             and       Value
 Par Value  Company                     Phelps   Moody's  Poor's    (Note 1)
 ---------  -------                    --------- ------- -------- ------------
 20,740,000 New York Telephone Co.
             9 3/8%, due 7/15/31....   AA         A1       AA+      21,810,765
  9,000,000 Tele-Commun Inc.
             9.80%, due 2/01/12.....   AA--       A2       AA--     10,310,103
  5,000,000 US West Communications
             8 7/8%, due 6/01/31....   A          A2       BBB+      5,036,940
                                                                  ------------
                                                                   132,709,350
            [_] NON-UTILITY--1.8%
 17,500,000 Contl Cablevision
             9 1/2%, due 8/01/13....   Not Rated  A2       AA--     19,564,142
  8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20....   A          A2       A--       9,473,144
 19,940,000 EOP Operating LP
             7 1/2%, due 4/19/29....   BBB+       Baa1     BBB+     17,553,003
                                                                  ------------
                                                                    46,590,289
                                                                  ------------
            Total Bonds (Cost--$549,224,830)....................   520,620,634
                                                                  ------------

U.S. TREASURY OBLIGATIONS--3.0%
 66,000,000 U.S. Treasury Bonds
             11 3/4%, due 2/15/01...............................    67,340,658
  7,250,000 U.S. Treasury Notes
             13 3/8%, due 8/15/01...............................     7,685,000
  2,000,000 U.S. Treasury Bonds
             10 3/4%, due 8/15/05...............................     2,401,876
                                                                  ------------
            Total U.S. Treasury Obligations (Cost--
             $89,017,734).......................................    77,427,534
                                                                  ------------


COMMERCIAL PAPER--0.1%
 20,000,000 Citigroup Inc.
             6.55%, due 10/02/00................................    14,997,271
                                                                  ------------
            Total Commercial Paper (Amortized Cost
             $14,997,271).......................................    14,997,271
                                                                  ------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(5.3%).................  (138,670,116)
                                                                  ------------

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                              September 30, 2000

                          Market
                          Value
                         (Note 1)
          --- --- --- --------------
 NET ASSETS
  (equivalent to
  $10.04 per share
  of common stock
  based on
  210,719,260 shares
  of common stock
  outstanding,
  authorized
  250,000,000
  shares, $0.001 par
  value per share
  and 5,000 shares
  remarketed
  preferred stock
  outstanding,
  authorized
  100,000,000
  shares,
  liquidation
  preference
  $100,000 per
  share, $0.001 par
  value per share)..  $2,616,407,866
                      ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
   * Non income producing security.
--------
(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

BERYL W. SPRINKEL

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman, President and Chief Executive Officer

NATHAN I. PARTAIN, CFA
Executive Vice President and Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

Duff & Phelps
Utilities Income Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

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                                                                   Duff & Phelps
                                                           Utilities Income Inc.


                                     [LOGO]                        3rd


                                                              Third Quarter
                                                              Report

                                                              September 30,
                                                              2000